Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$85,518,591.33	0.5240110	$71,221,747.99	0.4364078	$14,296,843.34
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$157,548,591.33	0.1058631	$143,251,747.99	0.0962565	$14,296,843.34

Weighted Avg. Coupon (WAC)	4.18%		4.20%
Weighted Avg. Remaining Maturity (WARM)	21.66		20.82
Pool Receivables Balance	$189,665,235.79		$175,219,285.39
Remaining Number of Receivables	28,160		27,154

Adjusted Pool Balance	$188,202,335.69		$173,905,492.34

III. COLLECTIONS

Principal:
Principal Collections	$14,152,695.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$178,885.81
Total Principal Collections	$14,331,580.88

Interest:
Interest Collections	$667,968.67
Late Fees & Other Charges	$47,299.42
Interest on Repurchase Principal	$-
Total Interest Collections	$715,268.09

Collection Account Interest	$3,463.17
Reserve Account Interest	$955.97
Servicer Advances	$-

Total Collections	$15,051,268.11

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$15,051,268.11
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,051,268.11

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$158,054.36	$-	$158,054.36	$158,054.36
Collection Account Interest					$3,463.17
Late Fees & Other Charges					$47,299.42
Total due to Servicer					$208,816.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$53,449.12		$53,449.12

Total Class A interest:		$53,449.12		$53,449.12	$53,449.12

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$14,713,165.79

7. Regular Principal Distribution Amount:					$14,296,843.34

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$14,296,843.34
Class A Notes Total:	$14,296,843.34	$14,296,843.34
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$14,296,843.34	$14,296,843.34

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			416,322.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,462,900.10
Beginning Period Amount	$1,462,900.10
Current Period Amortization	$149,107.06
Ending Period Required Amount	$1,313,793.05
Ending Period Amount	$1,313,793.05
Next Distribution Date Amount	$1,174,634.30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	16.29%	17.63%	17.63%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.91%	26,586	97.06%	$170,073,121.30
30 - 60 Days	1.71%	463	2.38%	$4,166,208.46
61 - 90 Days	0.32%	87	0.46%	$804,254.94
91-120 Days	0.06%	17	0.09%	$164,104.64
121 + Days	0.00%	1	0.01%	$11,596.05
Total		27,154		$175,219,285.39

Delinquent Receivables 30+ Days Past Due
Current Period	2.09%	568	2.94%	$5,146,164.09
1st Preceding Collection Period	2.06%	579	2.88%	$5,466,355.39
2nd Preceding Collection Period	1.95%	566	2.72%	$5,555,169.66
3rd Preceding Collection Period	1.70%	508	2.38%	$5,219,610.74
Four-Month Average	1.95%		2.73%

Repossession in Current Period		23		$231,969.37
Repossession Inventory		47		$176,461.53

Current Charge-Offs
Gross Principal of Charge-Offs				$293,255.33
Recoveries				$(178,885.81)
Net Loss				$114,369.52

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.72%

Average Pool Balance for Current Period				$182,442,260.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.75%
1st Preceding Collection Period				-0.49%
2nd Preceding Collection Period				-0.01%
3rd Preceding Collection Period				-0.18%
Four-Month Average				0.02%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	29	2,411	$34,763,321.11
Recoveries	24	2,219	$(22,394,459.83)
Net Loss			$12,368,861.28
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	23	1,980	$12,518,323.32
Average Net Loss for Receivables that have experienced a Net Loss			$6,322.39

Principal Balance of Extensions			$948,369.71
Number of Extensions			98

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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